Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Beginning balance	$ 33	$ 24
Revenue recognized during the year	118	101
Amounts invoiced	(113)	(92)
Ending balance	$ 38	$ 33